Schedule of Proforma Financial Information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Feb. 21, 2020	Dec. 31, 2019
Cash	$ 3,565,488		$ 3,565,488		$ 11,754,558	$ 4,262,168
Total current assets	8,400,864		8,400,864		16,279,745	4,959,107
Goodwill	941,937		941,937		941,937	941,937
Liabilities	2,963,699		2,963,699		1,569,085	2,125,668
Total liabilities	3,528,634		3,528,634		2,265,046	2,132,052
Common stock	21,664		21,664		24,046	10,656	$ 8,500
Additional paid-in capital	50,426,013		50,426,013		51,668,019	11,657,286
Accumulated deficits	(42,067,603)		(42,067,603)		(35,374,646)	(7,274,401)
Total Shareholders’ Equity	8,556,923		8,556,923		16,602,419	4,393,541			$ 379,208
Sales	1,569,925	$ 687,928	5,291,136	$ 1,331,862	2,876,273	1,065,665
Cost of sales	1,155,617	685,769	4,255,374	1,123,134	2,340,788	624,570
Gross profit	413,308	2,159	1,035,762	208,728	535,485	441,095
Expenses	2,196,502	3,609,223	6,610,585	10,336,833	27,606,651	6,616,535
Net Income (loss)	$ (2,332,426)	$ (4,808,430)	$ (6,692,957)	$ (11,155,267)	$ (28,100,245)	(6,289,205)
Magical Beasts LLC [Member]
Cash
Current Assets
Total current assets
Intangible assets
Goodwill
Other
Total assets
Liabilities
Note payable issued in acquisition
Total liabilities
Common stock
Additional paid-in capital
Accumulated deficits
Total Shareholders’ Equity
Total Liabilities and Shareholders’ Equity
Sales
Cost of sales
Gross profit
Expenses
Net Income (loss)
SRM Entertainment LTD [Member]
Cash
Current Assets
Total current assets
Intangible assets
Goodwill
Other
Total assets
Liabilities
Note payable issued in acquisition
Total liabilities
Common stock
Additional paid-in capital
Accumulated deficits
Total Shareholders’ Equity
Total Liabilities and Shareholders’ Equity
Sales
Cost of sales
Gross profit
Expenses
Net Income (loss)
Magical Beasts LLC [Member]
Goodwill								$ 308,690
Magical Beasts LLC [Member] | ProForma Adjustment [Member]
Cash
Current Assets
Total current assets
Intangible assets						(67,523)
Goodwill
Other
Total assets						(67,523)
Liabilities
Note payable issued in acquisition
Total liabilities
Common stock
Additional paid-in capital
Accumulated deficits						(67,523)
Total Shareholders’ Equity						(67,523)
Total Liabilities and Shareholders’ Equity						(67,523)
Sales						105,404
Cost of sales						83,428
Gross profit						21,976
Expenses						50,057
Net Income (loss)						(30,081)
Magical Beasts LLC [Member] | Consolidated Balance [Member]
Cash						4,262,168
Current Assets						726,096
Total current assets						4,988,264
Intangible assets						559,800
Goodwill						941,937
Other						35,592
Total assets						6,525,593
Liabilities						1,440,552
Note payable issued in acquisition						691,500
Total liabilities						2,132,052
Common stock						10,656
Additional paid-in capital						11,657,286
Accumulated deficits						(7,274,401)
Total Shareholders’ Equity						4,393,541
Total Liabilities and Shareholders’ Equity						6,525,593
Sales						1,065,665
Cost of sales						624,570
Gross profit						441,095
Expenses						6,730,300
Net Income (loss)						(6,289,205)
Magical Beasts LLC [Member] | Proforma Balance [Member]
Cash						4,262,168
Current Assets						726,096
Total current assets						4,988,264
Intangible assets						492,277
Goodwill						941,937
Other						35,592
Total assets						6,458,070
Liabilities						1,440,552
Note payable issued in acquisition						691,500
Total liabilities						2,132,052
Common stock						10,656
Additional paid-in capital						11,657,286
Accumulated deficits						(7,341,924)
Total Shareholders’ Equity						4,326,018
Total Liabilities and Shareholders’ Equity						6,458,070
Sales						1,171,069
Cost of sales						707,998
Gross profit						463,071
Expenses						6,782,357
Net Income (loss)						(6,319,286)
SRM Entertainment LTD [Member]
Goodwill							$ 941,937
SRM Entertainment LTD [Member] | ProForma Adjustment [Member]
Cash
Current Assets
Total current assets
Intangible assets						(145,766)
Goodwill
Other
Total assets						(145,766)
Liabilities
Note payable issued in acquisition
Total liabilities
Common stock
Additional paid-in capital
Accumulated deficits						(145,766)
Total Liabilities and Shareholders’ Equity						(145,766)
Sales						2,727,346
Cost of sales						2,133,135
Gross profit						594,211
Expenses						572,885
Net Income (loss)						21,326
SRM Entertainment LTD [Member] | Consolidated Balance [Member]
Cash						4,262,168
Current Assets						726,096
Total current assets						4,988,264
Intangible assets						559,800
Goodwill						941,937
Other						35,592
Total assets						6,525,593
Liabilities						1,440,552
Note payable issued in acquisition						691,500
Total liabilities						2,132,052
Common stock						10,656
Additional paid-in capital						11,657,286
Accumulated deficits						(7,274,401)
Total Shareholders’ Equity						4,393,541
Total Liabilities and Shareholders’ Equity						6,525,593
Sales						1,065,665
Cost of sales						624,570
Gross profit						441,095
Expenses						6,730,300
Net Income (loss)						(6,289,205)
SRM Entertainment LTD [Member] | Proforma Balance [Member]
Cash						4,262,168
Current Assets						726,096
Total current assets						4,988,264
Intangible assets						414,034
Goodwill						941,937
Other						35,592
Total assets						6,379,827
Liabilities						1,440,552
Note payable issued in acquisition						691,500
Total liabilities						2,132,052
Common stock						10,656
Additional paid-in capital						11,657,286
Accumulated deficits						(7,420,167)
Total Shareholders’ Equity						(4,247,775)
Total Liabilities and Shareholders’ Equity						6,379,827
Sales						3,793,011
Cost of sales						2,757,705
Gross profit						1,035,306
Expenses						7,303,185
Net Income (loss)						$ (6,267,879)